INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS:

a.    The Company’s intangible assets represent in-licenses of R&D assets and Commercialization assets (rights related to Movantik® and Aemcolo®). The changes in those assets are as follows:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,355
Additions during the year	—	402
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(50)	—
Amortization charges	(66)	(50)
Balance at end of year	(116)	(50)
	5,641	5,707
Commercialization assets:
Cost:
Balance at beginning of year	89,373	11,788
Additions during the year see notes 16(4) - 16(6)	—	77,585
Balance at end of year	89,373	89,373
Accumulated impairments and amortization:
Balance at beginning of year	(7,201)	(216)
Amortization and impairment charges see (b) below	(16,169)	(6,985)
Balance at end of year	(23,370)	(7,201)
	66,003	82,172
	71,644	87,879

The Company estimated the useful life of assets related to Movantik® at 10.5 years from the date of acquisition (April 2020). During 2021, as a result of reaching a litigation settlement related to Movntik’s IP, the Company has re-estimated the useful life of these assets to be 12.5 years from the date of acquisition. Moreover, the Company estimated the useful life of the asset related to Talicia® and Aemcolo® at approximately 15 years from marketing approval date and approximately 11 years from the date of acquisition, respectively (November 2019 and October 2019, respectively). The amortization expenses are recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Loss. For further details regarding the intangible assets, see notes 2h, 3, and 16.

b.    Intangible assets impairment:

Following the prolongation of the COVID-19 pandemic and its significant impact on worldwide travel, the Company expects a continued decrease in U.S. outbound travel and the potential market for Aemcolo®, for traveler’s diarrhea. Accordingly, the Company has reevaluated the recoverable amount of the intangible asset related to Aemcolo®. Based mainly on estimates of the asset’s potential market, peak market share and the period in which it will be reached (including the likelihood of early termination of the license before it will be reached), the Company considered the Aemcolo® asset to be entirely impaired. Accordingly, as of December 31, 2021, the Company recognized an impairment loss of $8.9 million. The significant change in assumption is related to attributing a probability greater than zero to the possibility of early termination before the Company will generate meaningful revenues, that are greater than the

Company’s investment in the asset.  The impairment loss was recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Loss.

As there were no indicators for impairment of any of the other amortized intangible assets, the Company did not specifically evaluate their recoverable amounts.